Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jul. 31, 2026	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	$ 521,943	$ 510,038	$ 497,046	$ 537,286	$ 516,316	$ 469,559	$ 479,284	$ 439,277	$ 444,625	$ 504,987	$ 564,862	$ 493,438	$ 401,139	$ 378,817	$ 367,143	$ 322,971	$ 347,358		$ 317,000	$ 290,020	$ 273,518	$ 250,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	549,099	506,354	447,936	486,887	484,136	400,642	475,409	423,371	410,086	442,359	487,294	416,032	275,263	266,230	262,215	233,359	249,750	$ 250,000
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value	684,421	618,713	532,914	543,180	516,626	442,582	458,017	423,658	410,482	453,120	534,340	533,380	378,983	373,787	357,520	328,096	361,845		$ 336,905	$ 294,359	$ 269,748	$ 250,000
Russell Microcap Growth Index
Account Value [Line Items]
Accumulated Value	$ 416,468	$ 392,228	$ 316,875	$ 307,885	$ 281,714	$ 245,695	$ 253,660	$ 256,170	$ 247,963	$ 283,289	$ 368,770	$ 370,735	$ 246,352	$ 229,806	$ 216,006	$ 209,840	$ 245,352	$ 250,000